PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2021
PROPERTY, PLANT AND EQUIPMENT
Summary of depreciation rates applicable to each category of property, plant and equipment

Building	15 - 50 years straight-line
Computer equipment and software	20% - 100% declining balance
Office furniture and equipment	20% - 50% declining balance
Lab and production equipment	20% declining balance
Right of use asset	2 – 10 years straight-line
Leasehold improvements	7 years straight-line

Summary of property, plant and equipment

				Computer	Office	Lab and
				equipment	furniture and	production	Right-of-use
	Land	Buildings	Leaseholds	and software	equipment	equipment	asset	Total
	$	$	$	$	$	$	$	$
Cost
Balance, November 30, 2019	3,699	13,759	116	546	659	11,768	—	30,547
Additions	—	21,447	332	342	364	3,238	4,969	30,692
Disposals	—	—	—	(88)	—	(366)	(285)	(739)
Balance, November 30, 2020	3,699	35,206	448	800	1,023	14,640	4,684	60,500
Additions	—	3,321	1,555	272	218	8,181	—	13,547
Additions from LYF acquisition (Note 19)	1,160	4,155	—	26	320	1,409	—	7,070
Additions from GR acquisition (Note 19)	—	—	79	86	306	695	1,853	3,019
Additions from CS acquisition (Note 19)	1,477	4,126	—	128	8	339	53	6,131
Foreign exchange adjustments	—	—	4	4	14	32	85	139
Disposals	—	(7)	—	(16)	—	(166)	—	(189)
Balance, November 30, 2021	6,336	46,801	2,086	1,300	1,889	25,130	6,675	90,217
Accumulated depreciation
Balance, November 30, 2019	—	779	—	348	362	2,684	—	4,173
Depreciation	—	417	9	193	193	2,124	487	3,423
Disposals	—	—	—	(86)	—	(23)	(143)	(252)
Balance, November 30, 2020	—	1,196	9	455	555	4,785	344	7,344
Depreciation	—	1,242	42	299	351	2,571	1,008	5,513
Disposals	—	—	—	(2)	—	(49)	—	(51)
Balance, November 30, 2021	—	2,438	51	752	906	7,307	1,352	12,806
Carrying value
November 30, 2020	3,699	34,010	439	345	468	9,855	4,340	53,156
November 30, 2021	6,336	44,363	2,035	548	983	17,823	5,323	77,411